INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Ore stockpiles	$ 109,035	$ 104,998
Materials and supplies	46,032	55,864
Leach pad and gold-in-circuit	31,550	26,673
Dore bars	2,396	547
Concentrate stockpiles	426	299
Total inventories	189,439	188,381
Less: non-current portion	(66,754)	(53,885)
Current inventories	122,685	134,496
Cost of inventories recognised as expense during period	418,900	405,100
Inventories write down of materials and supplies to net realizable value	(16,651)	4,693
Depletion and depreciation	189,765	172,382
Lindero
Inventories
Inventories write down of materials and supplies to net realizable value	16,700	4,700
Depletion and depreciation	$ 5,600	$ 1,600